Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Discontinued Operations [Abstract]
Revenues	$ 8,376	$ 219,159	$ 2,368,071
Cost of revenues	13,110	64,207	2,178,131
Gross profit	(4,734)	154,952	189,940
Sales and marketing expenses	524	27,645	243,216
General and administrative expenses	34,578	402,959	4,838,197
Total operating expenses	35,102	430,604	5,081,413
Loss from operations	(39,836)	(275,652)	(4,891,473)
Interest expense	(11,467)	(47,120)	(50,167)
Other income (expenses), net	(7,273)	(920)
Total other income (expenses), net	(18,740)	(48,040)	(50,167)
Loss before income taxes from discontinued operations	(58,576)	(323,692)	(4,941,640)
Income tax expense
Net loss from discontinued operations	$ (58,576)	$ (323,692)	$ (4,941,640)